UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-5514

(Investment Company Act File Number)

MTB Group of Funds

(Exact Name of Registrant as Specified in Charter)

MTB Investment Advisors, Inc.

100 East Pratt St., 17th Floor

Baltimore, MD 21202

(Address of Principal Executive Offices)

410.986.5600

(Registrant’s Telephone Number)

Thomas R. Rus

MTB Investment Advisors, Inc.

100 East Pratt St., 17th Floor

Baltimore, MD 21202

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 12/31

Date of Reporting Period: Six months ended 06/30/09

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	REPORT(S) TO STOCKHOLDERS.

The Trust’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Managed by MTB Investment Advisors, Inc.

SEMI-ANNUAL REPORT: June 30, 2009 (unaudited)

MTB Managed Allocation Fund – Moderate Growth II

1

SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution (12b-1) fees, and shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2009 to June 30, 2009. Please refer to the prospectus for a complete listing of these expenses.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account value and expense to estimate the actual ending account balance or your expense for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the Annualized Net Expense Ratio section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period(1)	Annualized Net Expense Ratio(2)
Actual	$1,000.00	$1,079.30	$3.71	0.72%
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,021.22	$3.61	0.72%

(1)	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). This table shows the actual expenses paid during the most recent one-half year period.

(2)	Expense ratio does not reflect the indirect expenses of the underlying funds it invests in.

MTB Group of Funds — SEMI-ANNUAL REPORT  /  June 30, 2009

2

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

At June 30, 2009, the Fund’s portfolio composition was as follows:

Percentage of Total Net Assets
MTB International Equity Fund	25.0%
MTB Large Cap Growth Fund	24.1%
MTB Income Fund	10.0%
MTB Large Cap Value Fund	9.1%
MTB Intermediate-Term Bond Fund	8.9%
MTB Short-Term Corporate Bond Fund	8.9%
MTB Mid Cap Growth Fund	6.1%
MTB Small Cap Growth Fund	4.1%
MTB Prime Money Market Fund	2.9%
MTB Short Duration Government Bond Fund	1.0%
Other Assets and Liabilities – Net	(0.1)%

TOTAL	100.0%

PORTFOLIO OF INVESTMENTS

Description	Number of Shares	Value

1MUTUAL FUNDS – 97.2%

EQUITY FUNDS – 68.4%
MTB International Equity Fund, Institutional I Shares	883,678	$6,185,749
MTB Large Cap Growth Fund, Institutional I Shares	961,873	5,963,613
MTB Large Cap Value Fund, Institutional I Shares	295,720	2,241,554
MTB Mid Cap Growth Fund, Institutional I Shares	165,691	1,502,815
MTB Small Cap Growth Fund, Institutional I Shares	91,629	1,007,004
TOTAL EQUITY FUNDS		$16,900,735

FIXED INCOME FUNDS – 28.8%
MTB Income Fund, Institutional I Shares	262,847	2,452,364
MTB Intermediate-Term Bond Fund, Institutional I Shares	217,583	2,206,288
MTB Short Duration Government Bond Fund, Institutional I Shares	24,741	244,443
MTB Short-Term Corporate Bond Fund, Institutional I Shares	219,752	2,197,520
TOTAL FIXED INCOME FUNDS		$7,100,615

TOTAL MUTUAL FUNDS (COST $26,859,931)		$24,001,350

Description	Number of Shares	Value

MONEY MARKET FUND – 2.9%
[1,2]MTB Prime Money Market Fund, Corporate Shares, 0.04% (COST $716,090)	716,090	$716,090

TOTAL INVESTMENTS – 100.1% (COST $27,576,021)		$24,717,440

OTHER ASSETS LESS LIABILITIES – (0.1%)		(23,051)

TOTAL NET ASSETS – 100.0%		$24,694,389

(1)	Affiliated companies. See Note 5.
(2)	7-Day net yield.

Cost of investments for Federal tax purposes is substantially the same as for financial statement purposes. The net unrealized depreciation of investments was $2,858,581. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $281,269 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,139,850.

Various inputs are used in determining the value of the portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

(MTB Managed Allocation Fund – Moderate Growth II continued next page)

June 30, 2009  /  MTB Group of Funds — SEMI-ANNUAL REPORT

PORTFOLIO OF INVESTMENTS	3

MTB Managed Allocation Fund – Moderate Growth II (concluded)

Level 3 – significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments[3]
Level 1 – Quoted Prices*	$24,717,440	$—
Level 2 – Other Significant Observable Inputs	—	—
Level 3 – Significant Unobservable Inputs	—	—

Total	$24,717,440	$—

(3)	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of June 30, 2009, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

*	In accordance with the adoption of FSP 157-4, the Level 1 inputs displayed in this table are Mutual Funds and Money Market Funds. Refer to the Portfolio of Investments for a further breakout of each security by type.

See Notes which are an integral part of the Financial Statements

MTB Group of Funds — SEMI-ANNUAL REPORT  /  June 30, 2009

4	STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009 (unaudited)
ASSETS
Investments, at identified cost	$27,576,021

Investments in securities, at value(a)	24,717,440
Income receivable	20,764
Receivable for shares sold	164

TOTAL ASSETS	24,738,368

LIABILITIES:
Payable for investments purchased	21,346
Payable for distribution services fee	5,293
Payable for shares redeemed	4,541
Payable for shareholder services fee	2,118
Payable for Trustees’ fees	544
Accrued expenses	10,137

TOTAL LIABILITIES	43,979

NET ASSETS	$24,694,389

NET ASSETS CONSIST OF:
Paid-in capital	$35,723,953
Net unrealized appreciation (depreciation) of investments	(2,858,581)
Accumulated net realized gain (loss) on investments	(8,244,498)
Undistributed net investment income	73,515

TOTAL NET ASSETS	$24,694,389

SHARES OUTSTANDING, NO PAR VALUE, UNLIMITED SHARES AUTHORIZED	3,295,101

Net Asset Value Per Share:	$7.49

(a)	Including $24,717,440 of investments in affiliated issuers.

See Notes which are an integral part of the Financial Statements

June 30, 2009  /  MTB Group of Funds — SEMI-ANNUAL REPORT

STATEMENT OF OPERATIONS	5

Six Months Ended June 30, 2009 (unaudited)
INVESTMENT INCOME:
Dividends(a)	$160,675

EXPENSES:
Investment advisory fee	31,247
Distribution services fee	31,247
Professional fees	17,653
Shareholder services fee	12,499
Portfolio accounting and custodian fees	8,454
Printing and postage	7,796
Trustees’ fees	6,570
Transfer and dividend disbursing agent fees and expenses	4,159
Administrative personnel and services fee	3,161
Miscellaneous	7,018

TOTAL EXPENSES	129,804

WAIVERS AND REIMBURSEMENTS:
Waiver/reimbursement by Advisor	(39,428)
Reimbursement of principal executive officer fee by Administrator	(123)
Reimbursement of transfer and dividend disbursing agent fees and expenses by Administrator	(263)

TOTAL WAIVERS AND REIMBURSEMENTS	(39,814)

Net expenses	89,990

Net investment income	70,685

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments(b)	(7,721,675)
Net change in unrealized appreciation (depreciation) of investments	9,119,103

Net realized and unrealized loss on investments	1,397,428

Change in net assets resulting from operations	$1,468,113

(a)	Including income received of $160,675 on investments in affiliated issuers.

(b)	Includes realized loss of $(7,721,675) from the sales of investments in affiliated issuers.

See Notes which are an integral part of the Financial Statements

MTB Group of Funds — SEMI-ANNUAL REPORT  /  June 30, 2009

6	STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2009 (unaudited)	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
Net investment income	$70,685	$515,836
Net realized gain (loss) on investments	(7,721,675)	(439,621)
Net change in unrealized appreciation (depreciation) of investments	9,119,103	(13,060,173)

Change in net assets resulting from operations	1,468,113	(12,983,958)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net investment income	—	(516,182)
Distributions from net realized gain on investments	—	(2,165,789)

Change in net assets resulting from distributions to shareholders	—	(2,681,971)

SHARE TRANSACTIONS
Proceeds from sale of shares	245,883	2,030,344
Net asset value of shares issued to shareholders in payment of distributions declared	—	2,681,971
Cost of shares redeemed	(6,114,380)	(8,041,886)

Change in net assets resulting from share transactions	(5,868,497)	(3,329,571)

Change in net assets	(4,400,384)	(18,995,500)

NET ASSETS
Beginning of period	$29,094,773	$48,090,273

End of period	$24,694,389	$29,094,773

Undistributed net investment income included in net assets at end of period	$73,515	$2,830

See Notes which are an integral part of the Financial Statements

June 30, 2009  /  MTB Group of Funds — SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS	7

For a share outstanding throughout each year ended December 31, unless otherwise noted:

	2009(e)	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$6.94	$10.81	$10.66	$10.40	$11.08	$10.66
Income (Loss) From Operations:
Net Investment Income	0.02 (c)	0.12 (c)	0.13 (c)	0.27	0.15	0.12
Net Realized and Unrealized Gain (Loss)	0.53	(3.30)	0.60	0.81	0.24	0.50

Total Income (Loss) From Operations	0.55	(3.18)	0.73	1.08	0.39	0.62

Less Distributions From:
Net Investment Income	—	(0.13)	(0.23)	(0.27)	(0.16)	(0.13)
Net Realized Gains	—	(0.56)	(0.35)	(0.55)	(0.91)	(0.07)

Total Distributions	—	(0.69)	(0.58)	(0.82)	(1.07)	(0.20)

Net Asset Value, End of Period	$7.49	$ 6.94	$10.81	$10.66	$10.40	$11.08

Total Return(a)	7.93%	(29.07)%	6.89%	10.42%	4.00%	5.94%
Net Assets, End of Period (thousands)	$24,694	$29,095	$48,090	$48,285	$45,744	$41,011
Ratios to Average Net Assets
Gross Expense(d)	1.04%	0.90%	0.81%	0.83%	0.81%	0.80%
Net Expenses(b)(d)	0.72%	0.72%	0.74%	0.74%	0.74%	0.74%
Net Investment Income	0.57%	1.30%	1.21%	2.50%	1.51%	1.37%
Portfolio Turnover Rate(a)	36%	18%	16%	21%	14%	109%

(a)	Not annualized for periods less than one year.
(b)	The investment manager contractually waived a portion of its fee. Other service providers have contractually or voluntarily waived or reimbursed a portion of the Fund’s expenses.
(c)	Per share numbers have been calculated using the average share method.
(d)	The Fund invests in other MTB Funds and indirectly bears its proportionate share of fees and expenses incurred by the underlying MTB Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
(e)	Six months ended June 30, 2009 (unaudited).

See Notes which are an integral part of the Financial Statements

MTB Group of Funds — SEMI-ANNUAL REPORT  /  June 30, 2009

8	NOTES TO FINANCIAL STATEMENTS

MTB Group of Funds June 30, 2009

1.	ORGANIZATION

MTB Group of Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 27 portfolios, 1 of which is presented herein (individually referred to as the “Fund”). The remaining 26 funds are presented in separate reports. The Fund in this report is made available exclusively for the purpose of providing a vehicle for the investment of assets of various insurance company separate accounts established to fund variable annuity contracts and variable life insurance policies. The following diversified Fund is presented herein:

Fund	Investment Objective
MTB Managed Allocation Fund – Moderate Growth II (“Moderate Growth Fund II”)*	To seek capital appreciation and, secondarily, income.

*	This Fund is a “fund of funds,” which means that it seeks to achieve its investment objective by investing exclusively in other MTB Funds (“underlying Funds”) managed by MTB Investment Advisors, Inc. rather than investing directly in securities. The Fund indirectly pays a portion of the expenses incurred by the underlying Funds. Consequently, an investment in the Fund entails more direct and indirect expenses than direct investment in the underlying Funds.

The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (“GAAP”) in the U.S. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

Investment Valuations – Fair value of the Fund’s portfolio securities are determined as follows:

•	investments in other open-end regulated investment companies are valued at net asset value (“NAV”);

•	for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trust’s Board of Trustees (the “Trustees”).

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (“NYSE”). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others. An event is considered material if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value.

The Fund adopted Statement of Financial Accounting Standards (“SFAS”) No. 157, Fair Value Measurements (“SFAS 157”), January 1, 2008. In April 2009, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position (“FSP”) SFAS 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FSP 157-4”). There was no impact to the Fund’s net assets or results of operations upon adoption; however, these accounting standards do require additional disclosures.

SFAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the inputs used to value the Fund’s net assets as of June 30, 2009 is included with the Fund’s Portfolio of Investments.

Investment Income, Expenses and Distributions – Interest income and expenses are accrued daily. Expenses of the Trust, which are directly identifiable to a specific Fund, are applied to that Fund. Expenses which are not identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expenses and the relative net assets of each Fund. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded

(continued next page)

June 30, 2009  /  MTB Group of Funds — SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS	9

on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Federal Taxes – It is the Fund’s policy to comply with the Subchapter M provisions of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal income tax are necessary.

Withholding taxes and where appropriate, deferred withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country’s tax rules and rates.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2008 and has determined that no provision for income tax is required. As of December 31, 2008, tax years 2006, 2007, and 2008 remain subject to examination by the Fund’s major tax jurisdictions.

(continued next page)

MTB Group of Funds — SEMI-ANNUAL REPORT  /  June 30, 2009

10	NOTES TO FINANCIAL STATEMENTS

3.	SHARES OF BENEFICIAL INTEREST

The following table summarize share activity:

	Six Months Ended June 30, 2009 Shares	Year Ended December 31, 2008 Shares
Shares sold	36,268	213,389
Shares issued to shareholders in payment of distributions declared	—	402,154
Shares redeemed	(932,445)	(871,714)

Net change resulting from shares transactions	(896,177)	(256,171)

4.	FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatment for short-term capital gains received from underlying Funds.

For the year ended December 31, 2008, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Undistributed Net Investment Income	Accumulated Net Realized Gains
$2,317	$(2,317)

Net investment income (loss), net realized gains (losses), and net assets were not affected by these reclassifications.

The tax character of distributions as reported on the Statements of Changes in Net Assets for the years ended December 31, 2008 and 2007 were as follows:

2008		2007
Ordinary Income[1]	Long-Term Capital Gains	Ordinary Income[1]	Long-Term Capital Gains
$516,185	$2,165,786	$999,206	$1,488,893

1For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of December 31, 2008, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation (Depreciation)
$2,830	$146,097	$(12,646,604)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable in part to differing treatments for the deferral of losses on wash sales.

Capital losses incurred after October 31 (“post-October” losses) within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

(continued next page)

June 30, 2009  /  MTB Group of Funds — SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS	11

5.	ADVISORY FEES, SERVICING FEES, AND OTHER SERVICE PROVIDERS

Investment Advisory Fee – MTB Investment Advisors, Inc. (the “Advisor”) receives for its services an annual investment advisory fee of 0.25%, accrued daily, based on a percentage of the Fund’s average daily net assets.

During the period, the Advisor contractually agreed to waive all or a portion of its investment advisory fee (based on average daily net assets) to which it is otherwise entitled to receive and/or to reimburse certain operating expenses of the Fund through April 30, 2010, in order to limit its total direct operating expenses to not more than 0.74% of the Fund’s average daily net assets.

Administrative Fee – Bank of New York Mellon provides the Trust with fund administration, accounting, and custody services. Fees for such services are based on assets and volume of transactions. MTBIA, in its role as co-administrator, provides the Fund with certain administrative personnel and services necessary to operate the Fund. Administrative services were provided for at an aggregate annual fee as specified below:

Fees payable to MTBIA:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the MTB Group of Funds
0.033%	on the first $5 billion
0.020%	on the next $2 billion
0.016%	on the next $3 billion
0.015%	on assets in excess of $10 billion

Distribution Services Fee – The Trust has adopted a Distribution Services Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan allows the Fund to pay fees to financial intermediaries, which may be paid through ALPS Distributors Inc., (“ALPS”), the principal distributor, at an annual rate of up to 0.25% of the average daily net assets of the Fund for the sale, distribution, administration, customer servicing and recordkeeping of the Fund’s shares.

The Fund may waive or reduce the maximum amount of distribution services fees it pays from time to time in its sole discretion. In addition, a financial intermediary (including ALPS, the Advisor or their affiliates), may voluntarily waive or reduce any fees to which they are entitled. For the six months ended June 30, 2009, ALPS did not retain any fees paid by the Fund.

Shareholder Services Fee – Pursuant to a Shareholder Services Plan adopted by the Fund and administered by ALPS Fund Services, Inc., the Fund may pay up to 0.10% of the average daily net assets of the Fund to financial intermediaries (which may include ALPS, the Advisor or their affiliates) for providing shareholder services and maintaining shareholder accounts. M&T Securities, Inc. (“M&T”), an affiliate of the Advisor, has entered into a Shareholder Services Agreement with ALPS Fund Services, Inc., under which it is entitled to receive up to 0.10% of the average daily net assets of the Fund’s shares for whom M&T provide shareholder services to. The Fund may waive/reimburse or reduce the maximum amount of shareholder service fees it pays from time to time at its sole discretion. In addition, a financial intermediary (including M&T) may waive/reimburse or reduce any fees to which they are entitled. For the six months ended June 30, 2009, neither M&T nor ALPS Fund Services, Inc., received any fees paid by the Fund.

Other Service Providers – Foreside Management Services, LLC (“FMS”) provides a Principal Executive Officer to the Trust. FMS has no role in determining the investment policies or which securities are to be sold or purchased by the Trust or its Funds. For the twelve month period ending September 10, 2009, Bank of New York Mellon agreed to pay 50% of FMS’ fee in excess of $135,000. After September 10, 2009, the Funds will pay the entire FMS fee. The amounts paid by the Bank of New York Mellon are shown as reimbursements on the Statement of Operations.

ALPS Fund Services, Inc. provides transfer agency services to the Trust. For the period November 16, 2007, through November 16, 2010, the Bank of New York Mellon has agreed to pay the excess amount of fees payable to ALPS Fund Services, Inc. for transfer agency services when the total expenses payable by all Funds exceed $1,047,803 per year. These amounts are shown as reimbursements on the Statement of Operations.

General – Certain of the Officers of the Trust are Officers of the above companies that provide services to the Funds.

(continued next page)

MTB Group of Funds — SEMI-ANNUAL REPORT  /  June 30, 2009

12	NOTES TO FINANCIAL STATEMENTS

Other Affiliated Parties and Transactions – Affiliated holdings are mutual funds which are managed by the Advisor or an affiliate of the Advisor or which are distributed by an affiliate of the Fund’s distributor. Transactions with affiliated companies during the six months ended June 30, 2009 are as follows:

Affiliated Fund Name	Balance of Shares Held 12/31/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 6/30/2009	Value at 6/30/2009	Dividend Income
MTB International Equity Fund	1,104,231	91,501	312,054	883,678	$6,185,749	$—
MTB Large Cap Growth Fund	739,217	644,106	421,450	961,873	5,963,613	—
MTB Large Cap Stock Fund	830,504	3,744	834,248	—	—	15,950
MTB Large Cap Value Fund	281,810	74,244	60,334	295,720	2,241,554	14,928
MTB Mid Cap Growth Fund	117,646	88,954	40,909	165,691	1,502,815	—
MTB Mid Cap Stock Fund	39,283	174	39,457	—	—	1,178
MTB Small Cap Growth Fund	63,282	50,327	21,980	91,629	1,007,004	—
MTB Small Cap Stock Fund	89,509	3,006	92,515	—	—	1,010
MTB Income Fund	—	270,491	7,644	262,847	2,452,364	16,779
MTB Intermediate-Term Bond Fund	316,915	22,798	122,130	217,583	2,206,288	58,800
MTB Short Duration Government Bond Fund	144,627	5,659	125,545	24,741	244,443	14,236
MTB Short-Term Corporate Bond Fund	264,082	18,195	62,525	219,752	2,197,520	33,534
MTB U.S. Government Bond Fund	29,252	994	30,246	—	—	2,844
MTB Prime Money Market Fund	2,233,752	8,958,719	10,476,381	716,090	716,090	1,416

TOTAL	6,254,110	10,232,912	12,647,418	3,839,604	$24,717,440	$160,675

6.	INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2009 were $8,614,799 and $12,894,605, respectively.

7.	RECENT ACCOUNTING PRONOUNCEMENTS

In accordance with the provisions set forth in FASB SFAS No. 165, Subsequent Events, adopted by the Fund as of June 15, 2009, management has evaluated the possibility of subsequent events existing in the Fund’s financial statements through August 21, 2009, the date the financial statements were available to be issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statement through this date.

(continued next page)

June 30, 2009  /  MTB Group of Funds — SEMI-ANNUAL REPORT

13

Variable investment options are not FDIC insured or otherwise protected by the U.S. government, are not deposits or other obligations of, or guaranteed by, Manufacturers and Traders Trust Company, and are subject to investment risks, including possible loss of the principal amount invested.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s prospectus which contains facts concerning their objectives and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-836-2211. A report on Form N-PX of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through MTB Fund’s website. Go to www.mtbfunds.com; select “Proxy Voting Record” to access the link to Form N-PX. This information is also available from the IDEA database on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on Form N-Q. These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. (call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)

MTB Group of Funds — SEMI-ANNUAL REPORT  /  June 30, 2009

Investment Advisor and Co-Administrator

MTB Investment Advisors, Inc.

100 E. Pratt Street

17th Floor

Baltimore, MD 21202

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Co-Administrator, Accountant and Custodian

The Bank of New York Mellon

101 Barclay Street

New York, NY 10286

Transfer Agent and Dividend Disbursing Agent

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Independent Registered Public

Accounting Firm

Ernst & Young LLP

2001 Market Street

Philadelphia, PA 19103

We are pleased to send you this Semi-Annual Report of MTB Group of Funds. The Semi-Annual Report contains important information about your investments in MTB Group of Funds. Since we are required by law to send an Semi-Annual Report to each person listed as a shareholder, you (or your household) may receive more than one Semi-Annual Report.

1-800-836-2211

MTB FUNDS

100 EAST PRATT STREET, 15TH FLOOR

BALTIMORE, MD 21202

MTB-SAR-008-0809

ITEM 2.	CODE OF ETHICS

Not Applicable

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not Applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.	INVESTMENTS

(a)	The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

No changes to report.

ITEM 11.	CONTROLS AND PROCEDURES

(a)	The registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective as of a date within 90 days of the filing date of this report, based on the evaluation of the registrant’s disclosure controls and procedures, as required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (the “Exchange Act”)17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)), that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Certifications of the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith as Exhibit 99CERT.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are filed herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MTB Group of Funds

By:	/s/ Richard J. Berthy
Name:	Richard J. Berthy

Title: Principal Executive Officer

Date: August 21, 2009

By:	/s/ Guy Nordahl
Name:	Guy Nordahl

Title: Principal Financial Officer

Date: August 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Richard J. Berthy
Name:	Richard J. Berthy

Title: Principal Executive Officer

Date: August 21, 2009

By:	/s/ Guy Nordahl
Name:	Guy Nordahl

Title: Principal Financial Officer

Date: August 21, 2009